Capital Raises (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended						3 Months Ended
	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 31, 2023	Oct. 18, 2022	Jul. 22, 2022	Mar. 22, 2022	Feb. 16, 2021	Jan. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Sep. 15, 2021	Mar. 31, 2021	Mar. 15, 2022	Sep. 30, 2021
Capital Raises (Details) [Line Items]
Proceeds from warrant exercises (in Dollars)					$ 27,800						$ 18,500	$ 27,800
Number of common shares sold under offering						40,000
Purchase price per share (in Dollars per share)					$ 149.93
Preferred stock, shares authorized													5,000,000	5,000,000
Net proceeds from issuance of preferred stock and warrants (in Dollars)				$ 50,600											$ 46,906
Preferred stock, par value (in Dollars per share)		$ 1,000	$ 1,000							$ 1,000			$ 0.001	$ 0.001
Warrants and rights outstanding (in Dollars)		$ 5,600	$ 5,600							$ 5,600
Warrants forfeited			394,000
Shared holders participants, percent			71.00%
Deemed dividend for the modification related to Series 8 Preferred Stock (in Dollars)			$ 2,600
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock (in Dollars)			$ 1,500
Exercisable expire issuance date								5 years
Common stock issued in direct offering								930,990
Warrant [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment					200,000						132,670	258,065
Exercise price of warrants (in Dollars per share)								$ 0.001
Number of common shares sold under offering								3,846,153
Percent of warrants forfeited upon redemption				75.00%
Warrants to purchase shares of common stock after adjustment					200,000			2,310,990			132,670
Warrants exercised for common shares								930,990
January 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment												180,732
Exercise price of warrants (in Dollars per share)												$ 0.08
Exercise price of warrants (in Dollars per share)												$ 116.18
Exercisable warrants per common share												1
Second February 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment					106,667
Exercise price of warrants (in Dollars per share)					$ 0.08
February 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment					92,670
Exercise price of warrants (in Dollars per share)					$ 0.08
Exercise price of warrants (in Dollars per share)					150.68
Purchase Warrants [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)					150			$ 5.85			$ 150.75	$ 116.25
Exercise price of warrants (in Dollars per share)					$ 150			5.85			$ 150.75	$ 116.25
Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering					93,334						40,000	77,334					210,668
Exercise price of warrants (in Dollars per share)								$ 5.849
Number of common shares sold under offering								253,112
Subscription price (in Dollars per share)				$ 920
Original issuance discount percentage				8.00%
Aggregate subscription value (in Dollars)				$ 54,100
Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering					93,334			253,112			40,000	77,334
Exercise price of warrants (in Dollars per share)								$ 0.001					$ 0.001
Number of common shares sold under offering				626,667
Warrants to purchase shares of common stock after adjustment												258,065
Registered Direct Offering [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)																	$ 116.25
Registered Direct Offering [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)																	$ 150.75
Registered Direct Offering [Member] | Purchase Warrants [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)												$ 116.25
Exercise price of warrants (in Dollars per share)												$ 116.25
Equity Distribution Agreement [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering													9,655,207
Sale of stock, maximum potential offering (in Dollars)									$ 25,000
Gross proceeds from issuance of common stock (in Dollars)													$ 15,400
Net proceeds from transaction (in Dollars)													15,000
Limited number of public float value (in Dollars)													$ 75,000
Equity Distribution Agreement [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)													$ 1.15
Equity Distribution Agreement [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)													$ 1.86
Securities Purchase Agreement [Member]
Capital Raises (Details) [Line Items]
Net proceeds from issuance of common stock and warrants (in Dollars)								$ 14,100
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)								$ 0.001
Exercisable warrants per common share								1
Series 7 Convertible Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Preferred stock, shares issued														0
Preferred Stock, Shares Outstanding														0
Mezzanine equity, convertible preferred shares, par value per share (in Dollars per share)				$ 0.001
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)				1,000															$ 1,000
Mezzanine equity, convertible preferred shares, conversion price (in Dollars per share)				$ 93.75
Net proceeds from issuance of preferred stock and warrants (in Dollars)				$ 50,600
Preferred redeemed for cash			49,250													49,250
Preferred shares redeemed, cash consideration (in Dollars)	$ 49,300		$ 49,300												$ 49,300
Series 7 Convertible Preferred Stock [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Percent of warrants forfeited upon redemption		75.00%	75.00%							75.00%								75.00%
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering				58,750
Subscription price (in Dollars per share)				$ 920
Original issuance discount percentage				8.00%
Aggregate subscription value (in Dollars)				$ 54,100
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering				626,667
Common Stock [Member]
Capital Raises (Details) [Line Items]
Mezzanine equity, convertible preferred shares, conversion price (in Dollars per share)				$ 93.75
Common Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering				626,667
Series 8 Convertible Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering		1,503,726	1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940							$ 940
Original issuance discount percentage		6.00%	6.00%							6.00%
Aggregate subscription value (in Dollars)		$ 50,000	$ 50,000							$ 50,000
Preferred stock, shares authorized		53,197.7234	53,197.7234							53,197.7234
Preferred Stock, Shares Outstanding													0	0
Net proceeds from issuance of preferred stock and warrants (in Dollars)		$ 46,900	$ 46,900
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001							$ 0.001
Preferred stock, stated value per share (in Dollars per share)		1,000	1,000							1,000
Preferred stock, convertible, conversion price (in Dollars per share)		$ 35.38	$ 35.38							$ 35.38
Preferred redeemed for cash														53,197.72
Preferred shares redeemed, cash consideration (in Dollars)														$ 53,200
Warrants forfeited														751,841
Series 8 Convertible Preferred Stock [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Percent of warrants forfeited upon redemption		50.00%	50.00%							50.00%
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering			1,503,726							1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940							$ 940
Original issuance discount percentage		6.00%	6.00%							6.00%
Aggregate subscription value (in Dollars)		$ 50,000	$ 50,000							$ 50,000
Preferred stock, shares authorized		53,197.7234	53,197.7234							53,197.7234
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001							$ 0.001
Subsequent Event [Member] | Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)								$ 0.001
Subsequent Event [Member] | Registered Direct Offering [Member] | Pre-Funded Warrant [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering							1,380,000
Warrants exercised for common shares							1,380,000
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering													9,655,207
Gross proceeds from issuance of common stock (in Dollars)													$ 15,400
Subsequent Event [Member] | Equity Distribution Agreement [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)													$ 1.15
Subsequent Event [Member] | Equity Distribution Agreement [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Gross proceeds from issuance of common stock (in Dollars per share)													$ 1.86